UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  375 Park Avenue
          New York, New York 10152

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-688-3011
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 6, 2003

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:  255,972

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ACCENTURE LTD                  COMMON       G115OG 11 1   4340    280000     SH         SOLE             280000     0         0
AMERICAN INTERNATIONAL
  GROUP, INC.                  COMMON       026874 10 7   4945    100000     SH         SOLE             100000     0         0
AMERICAN  MGMT  SYSTEMS INC.   COMMON       027352 10 3  19570   1620000     SH         SOLE            1620000     0         0
ANALOG DEVICES , INC.          COMMON       032654 10 5  15125    550000     SH         SOLE             550000     0         0
ARCH CAPITAL GROUP LTD.        COMMON       G0450A 10 5   6790    200000     SH         SOLE             200000     0         0
ARVINMERITOR, INC.             COMMON       043353 10 1   8114    580000     SH         SOLE             580000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2  12300    600000     SH         SOLE             600000     0         0
BRADY CORPORATION              COMMON       104674 10 6  14706    520000     SH         SOLE             520000     0         0
BROADWING INC.                 COMMON       111620 10 0   4000   1000000     SH         SOLE            1000000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5  15005    500000     SH         SOLE             500000     0         0
CARMAX, INC.                   COMMON       143130 10 2   1311     90000     SH         SOLE              90000     0         0
CONCORD EFS, Inc.              COMMON       206197 10 5    940    100000     SH         SOLE             100000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6  11616    880000     SH         SOLE             880000     0         0
DUKE ENERGY CORP.              COMMON       264399 10 6   1599    110000     SH         SOLE             110000     0         0
ENCANA CORP.                   COMMON       292505 10 4   5178    160000     SH         SOLE             160000     0         0
EVEREST RE GROUP LTD.          COMMON       G3223R 10 8   2861     50000     SH         SOLE              50000     0         0
FLEETBOSTON FINANCIAL CORP.    COMMON       339030 10 8   2388    100000     SH         SOLE             100000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2  11772   1350000     SH         SOLE            1350000     0         0
HSBC HOLDINGS PLC ADR          COMMON       404280 40 6   2735     53500     SH         SOLE              53500     0         0
IMPATH, INC.                   COMMON       45255G 10 1   5653    420000     SH         SOLE             420000     0         0
INTEL CORPORATION              COMMON       458140 10 0  18071   1110000     SH         SOLE            1110000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7   8934    220000     SH         SOLE             220000     0         0
MARSH & MCLENNAN
  COMPANIES, INC.              COMMON       571748 10 2   2131     50000     SH         SOLE              50000     0         0
MERCK & CO., INC.              COMMON       589331 10 7   5478    100000     SH         SOLE             100000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9   2726    330000     SH         SOLE             330000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2  13251    300000     SH         SOLE             300000     0         0
PEERLESS SYSTEMS CORP.         COMMON       705536 10 0    322    200000     SH         SOLE             200000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   5352   1372400     SH         SOLE            1372400     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7   8934    300000     SH         SOLE             300000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6    577     20000     SH         SOLE              20000     0         0
SCHERING-PLOUGH CORP.          COMMON       806605 10 1   5349    300000     SH         SOLE             300000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7   2416    800000     SH         SOLE             800000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3  12567    590000     SH         SOLE             590000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2   2669    533757     SH         SOLE             533757     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   3717    900000     SH         SOLE             900000     0         0
UNISYS CORPORATION             COMMON       909214 10 8  10649   1150000     SH         SOLE            1150000     0         0
VICAL INCORPORATED             COMMON       925602 10 4    391    150000     SH         SOLE             150000     0         0
WIND RIVER SYSTEMS, INC.       COMMON       973149 10 7   1490    500000     SH         SOLE             500000     0         0